DIRECT FINANCING LEASES (Details 2) $ in Thousands	Dec. 31, 2015 USD ($)
Leases, Capital [Abstract]
Year 1	$ 50,141
Year 2	50,647
Year 3	51,905
Year 4	53,180
Year 5	$ 54,475